Award Timing Disclosure		12 Months Ended
		Dec. 31, 2024	Jan. 01, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant equity awards, including stock options, to our employees, including our NEOs. Historically, we have typically granted new-hire option awards on, or within the calendar quarter of, a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Director Compensation — Non-Employee Director Compensation Policy” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about our company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.
Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information
(f)(1)

David Domzalski	January 1, 2024	225,000	$2.33	$436,500	1.3%
Iain Stuart	January 1, 2024	62,500	$2.33	$121,500	1.3%
Mutya Harsch	January 1, 2024	62,500	$2.33	$121,500	1.3%
(1)
The option grants reported in this table were made two business days before the Company filed a Form 8-K under Item 5.02 reporting the previously disclosed appointment of Dr. Christine Borowski as a non-employee director of the Company.

Award Timing Method		we grant equity awards, including stock options, to our employees, including our NEOs. Historically, we have typically granted new-hire option awards on, or within the calendar quarter of, a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders,
Award Timing Predetermined		true
Award Timing MNPI Considered		true
Award Timing, How MNPI Considered		The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about our company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value		false
Awards Close in Time to MNPI Disclosures, Table
Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information
(f)(1)

David Domzalski	January 1, 2024	225,000	$2.33	$436,500	1.3%
Iain Stuart	January 1, 2024	62,500	$2.33	$121,500	1.3%
Mutya Harsch	January 1, 2024	62,500	$2.33	$121,500	1.3%
(1)
The option grants reported in this table were made two business days before the Company filed a Form 8-K under Item 5.02 reporting the previously disclosed appointment of Dr. Christine Borowski as a non-employee director of the Company.

David Domzalski [Member]
Awards Close in Time to MNPI Disclosures
Name			David Domzalski
Underlying Securities			225,000
Exercise Price | $ / shares			$ 2.33
Fair Value as of Grant Date | $			$ 436,500
Underlying Security Market Price Change	[1]		1.3
Iain Stuart [Member]
Awards Close in Time to MNPI Disclosures
Name			Iain Stuart
Underlying Securities			62,500
Exercise Price | $ / shares			$ 2.33
Fair Value as of Grant Date | $			$ 121,500
Underlying Security Market Price Change	[1]		1.3
Mutya Harsch [Member]
Awards Close in Time to MNPI Disclosures
Name			Mutya Harsch
Underlying Securities			62,500
Exercise Price | $ / shares			$ 2.33
Fair Value as of Grant Date | $			$ 121,500
Underlying Security Market Price Change	[1]		1.3

[1]
(1)
The option grants reported in this table were made two business days before the Company filed a Form 8-K under Item 5.02 reporting the previously disclosed appointment of Dr. Christine Borowski as a non-employee director of the Company.